SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Credit Cards	$ 44,473	$ 21,451
Refund Liability		74,384
Deferred Revenue	17,506	63,009
Payroll liabilities	24,206
Payroll tax liabilities	84	7,441
Accrued interest	25,978	9,417
Other liabilities	424
Net balance	$ 112,671	$ 175,702